Employees benefits (Details 5) - BRL (R$) R$ in Thousands	Dec. 31, 2023	Dec. 31, 2022
IfrsStatementLineItems [Line Items]
Liabilities	R$ 540,821	R$ 521,312
Current liabilities	86,423	64,367
Non-current liabilities	454,398	456,945
Medical Plan [Member]
IfrsStatementLineItems [Line Items]
Liabilities	66,245	119,729
F G T S Penalty [Member]
IfrsStatementLineItems [Line Items]
Liabilities	70,535	60,657
Award For Length Of Service [Member]
IfrsStatementLineItems [Line Items]
Liabilities	125,991	112,225
Others [Member]
IfrsStatementLineItems [Line Items]
Liabilities	R$ 278,050	R$ 228,701